Financial Liabilities at Fair Value Through Profit or Loss - Schedule of Financial Liabilities at Fair Value Through Profit or Loss (Third Party) (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Financial Liabilities at Fair Value Through Profit or Loss (Third Party) [Line Items]
Financial Liabilities	$ 1,679,636
Listed futures contracts [Member]
Schedule of Financial Liabilities at Fair Value Through Profit or Loss (Third Party) [Line Items]
Financial Liabilities	$ 1,679,636